December 8, 2005
FOLEY & LARDNER LLP
ATTORNEYS AT LAW

111 HUNTINGTON AVENUE
BOSTON, MASSACHUSETTS 02199
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617.342.4071
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CLIENT/MATTER NUMBER
058767.0101

VIA EDGAR AND HAND DELIVERY

Larry Spirgel, Assistant Director
United States Securities and Exchange Commission
Division of Corporation Finance
100 F Street, N.E.
Washington D.C. 20549

Re:	Scopus Video Networks Ltd. Amendment No. 2 to Registration Statement on Form F-1 Filed November 18, 2005 File No. 333-129804

Dear Mr. Spirgel:

Scopus Video Networks Ltd. (“Scopus” or the “Company”) has filed the above referenced Amendment No. 2 to its Registration Statement on Form F-1 to include a signed legality opinion as Exhibit 5.1 and to update certain information. We have enclosed a marked copy of the amendment.

The Company has requested acceleration of the effective time of the above-referenced Registration Statement so that it may become effective at 4:00 p.m., Eastern Time, today, or as soon as possible thereafter. In connection with the foregoing, please contact us if we can provide any further information or clarification.

Very truly yours, /s/ Edouard C. LeFevre Edouard C. LeFevre

cc:	Daniel Zimmerman, Staff Attorney David Mahlab, Chief Executive Officer Paul D. Broude, Esq. Gene Kleinhendler, Esq. Bruce A. Mann, Esq. Aaron M. Lampert, Esq.